8. Inventories: Schedule of Inventory, Current (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Details
Inventory, Finished Goods, Gross	$ 124,556	$ 178,892
Inventory	$ 124,556	$ 178,892